Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 153,252	$ 115,942	$ 77,739
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	50,398	52,261	50,069
Provision for credit (recovery) losses	(5,837)	4,399	5,741
Share-based payments and settlements	8,410	14,423	7,913
Impairment of fixed assets	0	0	5,083
Net realized (gains) losses on available-for-sale investments	(4,186)	(1,546)	4,407
(Gain) loss on sale of premises and equipment	0	(37)	28
Net (gains) losses on other real estate owned	2,383	440	(277)
(Increase) in carrying value of investments in associates and equity method	(1,028)	(1,137)	(980)
Fair value adjustments of a contingent payment	0	895	(143)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,761)	(6,054)	1,417
(Increase) decrease in other assets	25,600	(6,694)	(10,483)
Increase (decrease) in accrued interest payable	82	(284)	(1,907)
Increase (decrease) in employee benefit plans and other liabilities	14,396	5,587	16,932
Cash provided by operating activities	241,709	178,195	155,539
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	(29,956)	(148,813)	0
Net (increase) decrease in short-term investments	273,088	(127,708)	(28,358)
Net change in trading investments	(511)	314,986	96,086
Available-for-sale investments: proceeds from sale	213,047	60,548	238,756
Available-for-sale investments: proceeds from maturities and pay downs	524,971	576,892	435,827
Available-for-sale investments: purchases	(730,765)	(1,884,554)	(1,018,759)
Held-to-maturity investments: proceeds from maturities and pay downs	113,573	73,725	26,965
Held-to-maturity investments: purchases	(385,813)	(360,959)	(50,283)
Net (increase) decrease in loans	(130,107)	321,722	(36,876)
Additions to premises, equipment and computer software	(19,218)	(9,804)	(1,477)
Proceeds from sale of other real estate owned	2,689	5,528	11,238
Dividends received on investments in associates and equity method	412	441	1,032
Cash disbursed for business acquisitions	0	(21,778)	0
Cash provided by (used in) investing activities	(168,590)	(1,199,774)	(325,849)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(621,105)	1,056,029	598,578
Proceeds from issuance of common shares, net of underwriting discounts and commissions	13	131,600	0
Cost of issuance of common shares	0	(5,458)	0
Proceeds from loans sold under agreement to repurchase	0	5,152	0
Cost of repurchase of loans under agreement to repurchase	0	(5,152)	0
Common shares repurchased	0	(1,633)	(130,822)
Preference shares repurchased	0	(212,121)	(211)
Warrant repurchased	0	(100)	0
Proceeds from stock option exercises	4,546	6,919	640
Cash dividends paid on common shares	(69,731)	(19,346)	(24,846)
Cash dividends paid on preference shares	0	(14,629)	(14,631)
Preference shares guarantee fee paid	0	(1,676)	(1,824)
Cash provided by (used in) financing activities	(686,277)	939,585	426,884
Net effect of exchange rates on cash due from banks	46,645	(105,245)	(30,995)
Net increase (decrease) in cash due from banks	(566,513)	(187,239)	225,579
Cash due from banks at beginning of year	2,101,651	2,288,890	2,063,311
Cash due from banks at end of year	1,535,138	2,101,651	2,288,890
Supplemental disclosure of cash flow information
Cash interest paid	15,968	16,165	21,408
Cash income tax paid	696	391	596
Non-cash items
Transfer to other real estate owned	0	8,961	3,400
Transfer of available-for-sale investments to held-to-maturity investments	$ 0	$ 74,731	$ 340,969